Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 3.9%
Axon Enterprise, Inc. *	603	$83,051
Boeing Co. (The) *	8,910	1,706,265
Curtiss-Wright Corp.	8,576	1,287,772
General Dynamics Corp.	12,938	3,120,387
HEICO Corp.	3,515	539,693
HEICO Corp., Class A	11,121	1,410,477
Huntington Ingalls Industries, Inc.	758	151,176
L3Harris Technologies, Inc.	124	30,810
Lockheed Martin Corp.	2,268	1,001,095
Northrop Grumman Corp.	2,218	991,934
		10,322,660
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	942	97,177
FedEx Corp.	833	192,748
United Parcel Service, Inc., Class B	2,705	580,114
		870,039
Airlines - 0.1%
Alaska Air Group, Inc. *	3,337	193,579

Auto Components - 0.3%
BorgWarner, Inc.	19,158	745,246
Goodyear Tire & Rubber Co. (The) *	6,034	86,226
		831,472
Automobiles - 0.6%
Ford Motor Co.	21,690	366,778
General Motors Co. *	25,512	1,115,895
		1,482,673
Banks - 8.0%
Bank of America Corp.	120,397	4,962,764
Citigroup, Inc.	55,869	2,983,405
First Republic Bank	2,454	397,793
Huntington Bancshares, Inc.	38,933	569,201
JPMorgan Chase & Co.	42,248	5,759,247
Pinnacle Financial Partners, Inc.	6,485	597,139
PNC Financial Services Group, Inc. (The)	6,995	1,290,228
Regions Financial Corp.	77,138	1,717,092
Truist Financial Corp.	20,167	1,143,469
US Bancorp	2,162	114,910
Wells Fargo & Co.	34,694	1,681,271
		21,216,519
Beverages - 1.4%
Brown-Forman Corp., Class B	15,931	1,067,696
Coca-Cola Europacific Partners PLC	10,055	488,774
Keurig Dr Pepper, Inc.	48,957	1,855,470
Molson Coors Beverage Co., Class B	2,065	110,230
PepsiCo, Inc.	864	144,616
		3,666,786
Biotechnology - 0.8%
Amgen, Inc.	6,438	1,556,837

	Shares/ Principal	Fair Value

Biotechnology (continued)
Biogen, Inc. *	2,915	$613,899
		2,170,736
Building Products - 0.5%
Builders FirstSource, Inc. *	3,382	218,274
Lennox International, Inc.	986	254,250
Owens Corning	8,230	753,045
		1,225,569
Capital Markets - 3.1%
Bank of New York Mellon Corp. (The)	11,077	549,752
Charles Schwab Corp. (The)	12,668	1,068,039
FactSet Research Systems, Inc.	1,230	534,005
Goldman Sachs Group, Inc. (The)	4,556	1,503,936
Intercontinental Exchange, Inc.	2,791	368,747
Jefferies Financial Group, Inc.	8,931	293,383
KKR & Co., Inc.	942	55,079
Moody's Corp.	3,013	1,016,616
Morgan Stanley	7,068	617,743
S&P Global, Inc.	4,290	1,759,672
Stifel Financial Corp.	6,538	443,930
		8,210,902
Chemicals - 1.7%
Corteva, Inc.	22,669	1,303,014
DuPont de Nemours, Inc.	347	25,532
Ecolab, Inc.	12,037	2,125,253
FMC Corp.	873	114,861
Linde PLC	1,551	495,436
Mosaic Co. (The)	4,639	308,493
PPG Industries, Inc.	1,297	169,998
		4,542,587
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	697	92,352
Waste Connections, Inc.	2,631	367,551
		459,903
Communications Equipment - 1.0%
Ciena Corp. *	6,376	386,577
Cisco Systems, Inc.	14,640	816,327
Juniper Networks, Inc.	38,877	1,444,669
		2,647,573
Construction & Engineering - 0.0%†
MasTec, Inc. *	990	86,229

Construction Materials - 0.1%
Vulcan Materials Co.	1,742	320,005

Consumer Finance - 1.3%
Ally Financial, Inc.	34,576	1,503,364
American Express Co.	4,568	854,216
Capital One Financial Corp.	5,436	713,692
Discover Financial Services	2,062	227,212
Synchrony Financial	1,250	43,513
		3,341,997

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Containers & Packaging - 0.2%
Westrock Co.	9,370	$440,671

Diversified Consumer Services - 0.4%
H&R Block, Inc.	17,363	452,132
Service Corp. International	9,469	623,250
		1,075,382
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc., Class B *	16,405	5,789,488
Voya Financial, Inc.	34,456	2,286,156
		8,075,644
Diversified Telecommunication - 1.5%
AT&T, Inc.	96,720	2,285,494
Liberty Global PLC, Class A *	11,337	289,207
Lumen Technologies, Inc.	3,609	40,673
Verizon Communications, Inc.	25,863	1,317,461
		3,932,835
Electric Utilities - 3.0%
Entergy Corp.	23,020	2,687,585
Eversource Energy	6,756	595,812
NextEra Energy, Inc.	24,954	2,113,853
OGE Energy Corp.	59,644	2,432,282
Portland General Electric Co.	2,505	138,151
		7,967,683
Electrical Equipment - 1.3%
AMETEK, Inc.	10,047	1,338,060
Eaton Corp. PLC	14,232	2,159,848
		3,497,908
Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	6,787	275,484
Flex Ltd. *	19,932	369,739
Keysight Technologies, Inc. *	4,205	664,264
TE Connectivity Ltd.	2,689	352,205
		1,661,692
Energy Equipment & Services - 0.8%
Halliburton Co.	28,864	1,093,080
Schlumberger NV	23,887	986,772
		2,079,852
Entertainment - 0.4%
Live Nation Entertainment, Inc. *	1,864	219,281
ROBLOX Corp., Class A *	1,885	87,162
Spotify Technology SA *	1,047	158,118
Walt Disney Co. (The) *	4,556	624,901
Zynga, Inc., Class A *	6,729	62,176
		1,151,638
Equity Real Estate Investment - 5.1%
American Homes 4 Rent, Class A	29,558	1,183,207
Brixmor Property Group, Inc.	21,885	564,852
Camden Property Trust	433	71,965
Crown Castle International Corp.	2,272	419,411
CubeSmart	34,289	1,784,057

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Equity LifeStyle Properties, Inc.	19,193	$1,467,881
Extra Space Storage, Inc.	5,362	1,102,427
First Industrial Realty Trust, Inc.	3,258	201,703
Kimco Realty Corp.	4	99
Life Storage, Inc.	10,446	1,466,932
Mid-America Apartment Communities, Inc.	6,790	1,422,165
Prologis, Inc.	20,592	3,325,196
SBA Communications Corp.	195	67,099
Sun Communities, Inc.	1,980	347,074
		13,424,068
Food & Staples Retailing - 1.6%
Albertsons Cos., Inc., Class A	1,482	49,277
Costco Wholesale Corp.	953	548,785
Kroger Co. (The)	7,308	419,260
Walmart, Inc.	20,759	3,091,430
		4,108,752
Food Products - 1.4%
Archer-Daniels-Midland Co.	4,733	427,200
Bunge Ltd.	7,620	844,372
Conagra Brands, Inc.	7,251	243,416
Kellogg Co.	12,836	827,794
McCormick & Co., Inc.	11,131	1,110,874
Mondelez International, Inc., Class A	4,439	278,680
Tyson Foods, Inc., Class A	917	82,191
		3,814,527
Gas Utilities - 0.2%
Atmos Energy Corp.	4,300	513,807

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	3,866	457,580
Boston Scientific Corp. *	42,833	1,897,073
Hologic, Inc. *	2,143	164,625
IDEXX Laboratories, Inc. *	1,662	909,214
Medtronic PLC	16,693	1,852,088
Stryker Corp.	622	166,292
		5,446,872
Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	4,524	699,908
Anthem, Inc.	7,698	3,781,411
Cigna Corp.	6,751	1,617,607
CVS Health Corp.	21,327	2,158,506
Humana, Inc.	340	147,958
McKesson Corp.	1,883	576,443
Molina Healthcare, Inc. *	1,602	534,411
UnitedHealth Group, Inc.	6,427	3,277,577
		12,793,821
Health Care Technology - 0.5%
Cerner Corp.	3,776	353,283
Teladoc Health, Inc. *	11,592	836,131
		1,189,414

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure - 1.1%
Choice Hotels International, Inc.	281	$39,835
Domino's Pizza, Inc.	184	74,890
McDonald's Corp.	5,697	1,408,754
Travel + Leisure Co.	19,176	1,111,057
Yum! Brands, Inc.	3,189	377,992
		3,012,528
Household Durables - 0.4%
Garmin Ltd.	838	99,395
Lennar Corp., Class A	2,255	183,038
Whirlpool Corp.	4,989	862,000
		1,144,433
Household Products - 2.8%
Church & Dwight Co., Inc.	2,240	222,611
Colgate-Palmolive Co.	36,466	2,765,217
Procter & Gamble Co. (The)	28,752	4,393,306
		7,381,134
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	4,450	194,910
Sunnova Energy International, Inc. *	2,365	54,537
		249,447
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	11,292	2,197,197
Roper Technologies, Inc.	1,921	907,154
		3,104,351
Insurance - 4.3%
Allstate Corp. (The)	5,784	801,142
Brighthouse Financial, Inc. *	1,090	56,309
Hanover Insurance Group, Inc. (The)	2,902	433,907
Hartford Financial Services Group, Inc. (The)	980	70,374
Marsh & McLennan Cos., Inc.	15,408	2,625,831
MetLife, Inc.	42,185	2,964,762
Prudential Financial, Inc.	7,018	829,317
Reinsurance Group of America, Inc.	6,928	758,339
Travelers Cos., Inc. (The)	15,286	2,793,211
		11,333,192
Interactive Media & Services - 1.3%
Alphabet, Inc., Class A *	777	2,161,109
Alphabet, Inc., Class C *	483	1,349,014
		3,510,123
Internet & Direct Marketing Retail - 0.0%†
Qurate Retail, Inc., Series A	5,100	24,276

IT Services - 2.0%
Automatic Data Processing, Inc.	2,279	518,563
Fidelity National Information Services, Inc.	18,910	1,898,942
Global Payments, Inc.	3,624	495,908
PayPal Holdings, Inc. *	4,372	505,622
Visa, Inc., Class A	7,258	1,609,607

	Shares/ Principal	Fair Value

IT Services (continued)
Western Union Co. (The)	15,878	$297,554
		5,326,196
Life Sciences Tools & Services - 3.6%
Agilent Technologies, Inc.	16,686	2,208,058
Bruker Corp.	638	41,024
Danaher Corp.	9,245	2,711,836
Mettler-Toledo International, Inc. *	286	392,732
Syneos Health, Inc. *	17,246	1,396,064
Thermo Fisher Scientific, Inc.	4,582	2,706,358
		9,456,072
Machinery - 1.8%
Caterpillar, Inc.	702	156,420
Cummins, Inc.	4,313	884,639
Donaldson Co., Inc.	3,278	170,226
Illinois Tool Works, Inc.	10,344	2,166,034
Otis Worldwide Corp.	9,768	751,648
Snap-on, Inc.	1,864	383,015
Stanley Black & Decker, Inc.	2,356	329,345
		4,841,327
Media - 2.6%
Altice USA, Inc., Class A *	15,652	195,337
Charter Communications, Inc., Class A *	256	139,653
Comcast Corp., Class A	87,009	4,073,762
Discovery, Inc., Class C *	3,994	99,730
Fox Corp., Class A	50,664	1,998,695
Fox Corp., Class B	1,894	68,714
Liberty Media Corp.-Liberty SiriusXM, Class A *	1,007	46,030
Nexstar Media Group, Inc., Class A	598	112,711
		6,734,632
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	17,181	854,583
Newmont Corp.	2,700	214,515
Reliance Steel & Aluminum Co.	9,390	1,721,657
Steel Dynamics, Inc.	975	81,344
		2,872,099
Multiline Retail - 0.7%
Target Corp.	8,895	1,887,697

Multi-Utilities - 1.6%
Ameren Corp.	6,445	604,283
CMS Energy Corp.	18,754	1,311,655
DTE Energy Co.	17,407	2,301,379
		4,217,317
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	17,223	2,804,421
ConocoPhillips	326	32,600
Continental Resources, Inc.	483	29,623
Devon Energy Corp.	26,710	1,579,362
Diamondback Energy, Inc.	801	109,801
EOG Resources, Inc.	12,987	1,548,440

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp.	5,331	$44,994
Exxon Mobil Corp.	76,309	6,302,361
Marathon Oil Corp.	64,663	1,623,688
Occidental Petroleum Corp.	4,103	232,804
Ovintiv, Inc.	8,060	435,804
Phillips 66	14,600	1,261,294
Targa Resources Corp.	3,181	240,070
Valero Energy Corp.	5,113	519,174
Williams Cos., Inc. (The)	23,430	782,796
		17,547,232
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	26,424	1,929,745
Johnson & Johnson	45,382	8,043,052
Merck & Co., Inc.	39,087	3,207,088
Perrigo Co. PLC	2,510	96,459
Pfizer, Inc.	61,966	3,207,980
Viatris, Inc.	12,410	135,021
Zoetis, Inc.	8,206	1,547,569
		18,166,914
Professional Services - 0.2%
Equifax, Inc.	2,390	566,669

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A *	9,291	850,312

Road & Rail - 1.3%
CSX Corp.	21,021	787,236
Landstar System, Inc.	9,052	1,365,313
Norfolk Southern Corp.	1,907	543,915
Ryder System, Inc.	4,557	361,507
Schneider National, Inc., Class B	18,811	479,681
		3,537,652
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. *	4,380	478,909
Analog Devices, Inc.	1,926	318,137
Cirrus Logic, Inc. *	3,573	302,955
Intel Corp.	73,032	3,619,466
KLA Corp.	153	56,007
Marvell Technology, Inc.	1,165	83,542
MaxLinear, Inc., Class A *	664	38,744
Monolithic Power Systems, Inc.	556	270,038
NXP Semiconductors NV	1,135	210,066
QUALCOMM, Inc.	539	82,370
Silicon Laboratories, Inc. *	7,244	1,088,049
Texas Instruments, Inc.	1,697	311,365
		6,859,648
Software - 2.3%
Adobe, Inc. *	647	294,786
C3.ai, Inc., Class A *	4,155	94,319
Cadence Design Systems, Inc. *	2,022	332,538

	Shares/ Principal	Fair Value

Software (continued)
Intuit, Inc.	220	$105,785
Microsoft Corp.	3,174	978,576
RingCentral, Inc., Class A *	399	46,767
salesforce.com, Inc. *	10,567	2,243,585
ServiceNow, Inc. *	1,724	960,078
Workday, Inc., Class A *	3,878	928,626
		5,985,060
Specialty Retail - 0.3%
Advance Auto Parts, Inc.	1,945	402,537
Best Buy Co., Inc.	4,432	402,869
Home Depot, Inc. (The)	377	112,847
		918,253
Technology Hardware, Storage & Peripherals - 1.6%
Dell Technologies, Inc., Class C *	33,468	1,679,759
Hewlett Packard Enterprise Co.	68,354	1,142,195
HP, Inc.	24,082	874,177
Western Digital Corp. *	8,536	423,812
		4,119,943
Textiles, Apparel & Luxury Goods - 0.0%†
PVH Corp.	381	29,188
Under Armour, Inc., Class C *	2,562	39,865
		69,053
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	5,692	61,018
Radian Group, Inc.	20,284	450,508
		511,526
Tobacco - 0.5%
Philip Morris International, Inc.	12,648	1,188,153

Trading Companies & Distributors - 0.4%
SiteOne Landscape Supply, Inc. *	6,907	1,116,793

Wireless Telecommunication Services - 0.3%
United States Cellular Corp. *	22,385	676,699

Total Common Stocks
(Cost - $229,939,210)		259,972,526

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a) (Cost - $3,548,241)	3,548,241	3,548,241

Total Investments - 99.7%
(Cost - $233,487,451)		$263,520,767
Other Assets Less Liabilities - Net 0.3%		845,003
Total Net Assets - 100.0%		$264,365,770

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	19	6/17/2022	$4,304,213	$279,623